CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Cash on hand	8,974	8,562
Bank balances	331,218	330,430
Overnight	282,164	239,292
Total Cash	622,356	578,284

Cash equivalents
Time deposits	415,633	534,062
Mutual funds	43,653	29,658
Total cash equivalents	459,286	563,720
Total cash and cash equivalents	1,081,642	1,142,004

Schedule of cash and cash equivalents denominated by currencies

Cash and cash equivalents are denominated in the following currencies:

	As of	As of
Currency	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Argentine peso	17,786	12,135
Brazilian real	131,760	106,499
Chilean peso	415,713	81,845
Colombian peso	10,843	7,264
Euro	20,339	11,746
US Dollar	394,215	882,114
Other currencies	90,986	40,401
Total	1,081,642	1,142,004